Ordinary shares, Convertible and redeemable preferred shares and warrants (Warrants - Narrative) (Details) - Series B-1 Preferred Stock [Member]	1 Months Ended
	Jul. 31, 2013 USD ($) shares	Jul. 31, 2013 CNY (¥) shares
Warrants [Line Items]
Warrants granted to acquire preferred shares | shares	11,111,100	11,111,100
Aggregate cash consideration | $	$ 4,000,000
Loss of fair value change | ¥		¥ 514,000